Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of information about consolidated structured entities [line items]
Description of Organization and Business Operations [Text Block]

Note 1 - Description of Organization and Business Operations

Organization and General

Decarbonization Plus Acquisition Corporation IV (the "Company") was incorporated as a Cayman Islands exempted company on February 22, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses that the Company has identified (the "Initial Business Combination"). The Company is an "emerging growth company," as defined in Section 2(a) of the Securities Act of 1933, as amended, or the "Securities Act", as modified by the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act").

As of December 31, 2022, the Company had not yet commenced operations. All activity for the period from February 22, 2021 (inception) through December 31, 2022 relates to the Company's formation, and the initial public offering ("Initial Public Offering"), which is described below, and Post IPO activities. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

On August 13, 2021, the Company consummated the Initial Public Offering of 31,625,000 units (the "Units"), including 4,125,000 Units sold pursuant to the full exercise of the underwriters' option to purchase additional Units to cover over-allotments (the "Over-Allotment Units"). The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $316,250,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 12,737,500 warrants (the "Private Placement Warrants") at a purchase price of $1.00 per Private Placement Warrant (the "Private Placement"), to Decarbonization Plus Acquisition Sponsor IV LLC (the "Sponsor"), generating gross proceeds to the Company of $12,737,500, which is described in Note 4. The initial fair value of the private warrants issued in connection with the initial public offering includes $6.1 million in excess fair value over the warrant price which is reflected as a loss and included change in fair value of derivative warrant liabilities in the statement of operations during 2021.

Transaction costs amounted to $18,055,070, consisting of $11,068,750 in deferred underwriting fees, $6,325,000 in upfront underwriting fees, and $661,320 in other offering costs related to the Initial Public Offering.

Following the closing of the Initial Public Offering on August 13, 2021, an amount of $319,412,500 ($10.10 per Unit) of the proceeds from the Initial Public Offering and Private Placement in a U.S.-based trust account at J.P. Morgan Chase Bank, N.A. maintained by Continental Stock Transfer & Trust Company, acting as trustee (the "Trust Account"). Except with respect to interest earned on the funds in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Initial Public Offering held in the Trust Account will not be released until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company's amended and restated memorandum and articles of association provide that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Initial Business Combination; (ii) the redemption of any Class A ordinary shares, $0.0001 par value, included in the Units sold in the Initial Public Offering (the "Public Shares") that have been properly tendered in connection with a shareholder vote to amend the Company's memorandum and articles of association to modify the substance or timing of its obligation to redeem 100% of such Public Shares if it does not complete the Initial Business Combination within 18 months from the closing of the Initial Public Offering; and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within 18 months from the closing of the Initial Public Offering (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company's creditors, if any, which could have priority over the claims of the Company's public shareholders.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Initial Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their Public Shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable, or (ii) provide shareholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks shareholder approval, it will complete its Initial Business Combination only if a majority of the ordinary shares that are voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such Class A ordinary shares were recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 480, "Distinguishing Liabilities from Equity" ("ASC 480").

Pursuant to the Company's amended and restated memorandum and articles of association if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Initial Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned and not previously released to pay the Company's taxes (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders' rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining shareholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The Sponsor and the Company's independent directors will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the Initial Business Combination within 18 months of the closing of the Initial Public Offering. However, if the Sponsor or any of the Company's directors, officers or affiliates acquired Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company's shareholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of shares, if any, having preference over the ordinary shares. The Company's shareholders have no pre-emptive or other subscription rights. There are no sinking fund provisions applicable to the ordinary shares, except that the Company will provide its shareholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, upon the completion of the Initial Business Combination, subject to the limitations described herein.

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On September 25, 2022, the Company entered into a Business Combination Agreement (the "Business Combination Agreement") with Hammerhead Resources Inc., an Alberta corporation ("Hammerhead"), Hammerhead Energy Inc., an Alberta corporation and wholly owned subsidiary of Hammerhead ("NewCo"), and 2453729 Alberta ULC, an Alberta unlimited liability corporation and wholly owned subsidiary of the Company ("AmalCo"). The Company transferred by way of continuation from the Cayman Islands to Alberta in accordance with the Cayman Islands Companies Act and domesticated as an Alberta corporation in accordance with the Business Corporations Act (Alberta) (the "ABCA") (the "Domestication"). Hammerhead is an oil and natural gas exploration, development and production company. Hammerhead's reserves, producing properties and exploration prospects are located in the province of Alberta in the Deep Basin of West Central Alberta where it is developing multi-zone, liquids-rich oil and gas plays. Affiliates of Riverstone Holdings LLC (the "Riverstone Parties"), which is affiliated with the Sponsor collectively own approximately 83% of the common shares of Hammerhead (on an as-converted basis) and two members of the board of directors of Hammerhead are affiliates of Riverstone Holdings LLC. The board of directors of the Company and the Hammerhead Board each formed special committees to review and approve the Proposed Transactions. Refer to the Form 8-K filed with the SEC on September 26, 2022 for additional information regarding the Business Combination Agreement.

On January 23, 2023, the shareholders of the Company approved the Second Amended and Restated Memorandum and Articles of Association of the Company (the "A&R DCRD Articles") at the extraordinary general meeting of the Company (the "DCRD Shareholders' Meeting"). The A&R DCRD Articles extended the date by which the Company must complete a Business Combination (as defined in the A&R DCRD Articles) to March 13, 2023. On January 24, 2023, the Company filed the A&R DCRD Articles with the Cayman Islands authorities.

On February 23, 2023 (the "Closing Date"), Hammerhead Energy Inc., a corporation formed by amalgamation under the laws of the Province of Alberta (the "New SPAC") consummated the previously announced business combination pursuant to the Business Combination Agreement, by and among the Company, Hammerhead, NewCo, and AmalCo, which provided for, among other things and subject to the terms and conditions contained in the Business Combination Agreement, and the plan of arrangement (the "Plan of Arrangement"): (i) the continuation of the Company from the Cayman Islands to the Province of Alberta, Canada and domestication as an Alberta corporation; (ii) the amalgamation of the Company with NewCo (the "SPAC Amalgamation") to form New SPAC, with NewCo surviving the SPAC Amalgamation as New SPAC; and (iii) on the Closing Date, the amalgamation of Hammerhead with AmalCo (the "Company Amalgamation") to form Hammerhead Resources ULC, a wholly owned subsidiary of New SPAC in accordance with the terms of the Plan of Arrangement.

Pursuant to the SPAC Amalgamation, among other things, (a) each Class A Ordinary Share of the Company that is issued and outstanding (which, pursuant to the Domestication, was exchanged for one share of the Company's Class A Ordinary Shares) immediately prior to the effective time of the SPAC Amalgamation (the "SPAC Amalgamation Effective Time") was exchanged, on a one-for-one basis, for a Class A common share in the authorized share capital of New SPAC (a "New SPAC Class A Common Share"); (b) each Class B Ordinary Share of the Company that was issued and outstanding (which, pursuant to the Domestication, was exchanged for one share of the Company's Class B Ordinary Shares) immediately prior to the SPAC Amalgamation Effective Time was exchanged, on a one-for-one basis, for a Class B common share in the authorized share capital of New SPAC (a "New SPAC Class B Common Share"); (c) each common share of NewCo outstanding was exchanged for one New SPAC Class A Common Share; (d) each of the Company's Warrants that were issued and outstanding immediately prior to the SPAC Amalgamation Effective Time was exchanged for a warrant to acquire one New SPAC Class A Common Share pursuant to the New SPAC Warrant Agreement (a "New SPAC Warrant"); (e) each Unit of the Company that was issued and outstanding immediately prior to the SPAC Amalgamation Effective Time was exchanged for one unit of New SPAC representing one New SPAC Class A Common Share and one-half of one New SPAC Warrant; and (f) the New SPAC Class A Common Share held by Hammerhead was purchased for cancellation for cash equal to the subscription price for such common share of NewCo. As of February 23, 2023, shareholders had redeemed 31,498,579 Public Shares in connection with the Business Combination, resulting in aggregate payments to redeeming Public Shareholders of $324.5 million at a redemption price of $10.30 per share.

On the Closing Date, prior to the Company Amalgamation, among other things: (a) the Hammerhead Articles were amended to authorize a new class of common shares in the capital of Hammerhead having the rights, privileges and restrictions set forth in the Plan of Arrangement (the "Hammerhead Class B Common Shares") and concurrently, all of the issued and outstanding Hammerhead Common Shares were re-designated as Class A Common Shares in the capital of Hammerhead (the "Hammerhead Class A Common Shares", and, together with the Hammerhead Class B Common Shares, the "Hammerhead Common Shares"); (b) each Hammerhead Class A Common Share held by Employee Borrowers was exchanged for one Hammerhead Class B Common Share; (c) each then issued and outstanding New SPAC Class B Common Share was exchanged for one New SPAC Class A Common Share pursuant to the articles of New SPAC adopted at the Company Amalgamation Effective Time, in accordance with the Plan of Arrangement; and (d) each warrant to purchase Hammerhead Common Shares (each, a "Hammerhead Warrant") was either exchanged for Hammerhead Class A Common Shares or cash, in each case, in accordance with the Plan of Arrangement.

On the Closing Date, pursuant to the Company Amalgamation, among other things, (a) each then issued and outstanding Hammerhead Preferred Share was exchanged for a number of New SPAC Class A Common Shares; (b) each then issued and outstanding Hammerhead Option and Hammerhead RSU was exchanged for an option to acquire a number of New SPAC Class A Common Shares; and (c) each then issued and outstanding Hammerhead Class A Common Share and Hammerhead Class B Common Share (together with the Hammerhead Preferred Shares, the "Hammerhead Shares") was exchanged for a number of New SPAC Class A Common Shares, in each case, in accordance with the Plan of Arrangement.

The New SPAC Class A Common Shares and the New SPAC Warrants are traded on The Nasdaq Stock Market LLC ("Nasdaq") under the symbols "HHRS" and "HHRSW", respectively, and the Toronto Stock Exchange ("TSX") under the symbols "HHRS" and "HHRS.WT," respectively.

Liquidity and Going Concern

As of December 31, 2022, the Company had no cash on hand and a working capital deficit of $20,289,118. The proceeds from the Initial Public Offering that were intended for working capital and other corporate activities have been fully utilized. Those funds were used in the payment of existing accounts payable, identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Initial Business Combination.

The Company has incurred, and expects to incur, additional significant costs in pursuit of its financing and acquisition plans, including its Initial Business Combination. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements—Going Concern,” management has determined that that the Company has access to funds from the Sponsor and the Sponsor has the financial ability to provide such funds, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Initial Business Combination and one year from the date of issuance of these consolidated financial statements. However, management has determined that if the Company is unable to complete an Initial Business Combination by March 13, 2023, then the Company will cease all operations except for the purpose of liquidating. The Company closed its initial business combination on February 23, 2023 with Hammerhead. In connection with the closing, the Company ceased to exist as a result of the SPAC Amalgamation transaction previously mentioned. The date for mandatory liquidation and subsequent dissolution, as well as the legal structure of the initial business combination through an amalgamation, raise substantial doubt about the Company's ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after this date as a result of this matter.